Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Natixis Funds Trust II
Prospectus Date	rr_ProspectusDate	Mar. 30, 2012
Document Creation Date	dei_DocumentCreationDate	Nov. 21, 2012